Acqusitions	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Acquisitions
Acquisitions
Products Acquisition
On June 1, 2016, the Company, through wholly owned subsidiaries, completed the acquisition of four generic products and their associated global rights (the "Products Acquisition"). The products acquired included Sodium Feredetate oral solution for the treatment of anemia, Trazadone oral solution for the treatment of depression, and antihistamine Alimemazine oral solution and tablets. The Company paid £21 million, funded through cash on hand on closing of the Products Acquisition. In addition, £7 million in earn-out payments based on certain performance and supply targets were paid on February 6, 2017.
The purchase price allocation for the Products Acquisition, including the Company's valuation of intangible assets, was finalized during the second quarter of 2017. There was no final adjustment during the second quarter of 2017 to the valuation of intangible assets at the date of acquisition.
As a result of certain competitive market factors that arose subsequent to the date of acquisition impacting certain products acquired pursuant to the Products Acquisition, the Company recorded impairments totaling $17,515 during the second and fourth quarters of 2017. Refer to Note 8 for further details of these impairments.
Fair Value of Consideration Transferred

Cash purchase consideration paid	30,677
Purchase consideration payable	9,691
Total Consideration	40,368

Assets Acquired

The transaction has been accounted for as a business combination under the acquisition method of accounting. The following table summarizes the estimated fair values of the assets acquired as of the acquisition date.

	Amounts Recognized as of the Acquisition Date	Measurement period adjustments (c)	Amounts Recognized as of Jun 30, 2017
Acquired product rights (a)	37,011	73	37,084
Inventory (b)	3,357	(73)	3,284
Total fair value of consideration transferred	40,368	—	40,368
(a) Acquired product rights have expected useful lives of 7 years.
(b) Includes a non cash fair value increase to inventory of $3,080, of which $2,769 has been recorded in cost of sales during the year ended December 31, 2016 and $311 was recorded in cost of sales during the year ended December 31, 2017.
(c) The measurement period adjustments were made to reflect facts and circumstances existing as of the acquisition date, and did not result from intervening events subsequent to the acquisition date. During the measurement period, the Company recorded certain adjustments to the purchase price allocation including an increase to intangible assets of $73 and a decrease to acquired inventory of $73.